Share-based payments (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award
Total 2022 Stock Incentive Plan expense	$ 3,301,392	$ 0
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total 2022 Stock Incentive Plan expense	3,176,460	0
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total 2022 Stock Incentive Plan expense	$ 124,932	$ 0